THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                     SECURITY DESCRIPTION                     VALUE
----------------    -------------------------------------------------  -------------
CONVERTIBLE BONDS (1.9%)
MEXICO (1.9%)
$        227,000    Banamex S.A., Callable 07/15/00, (144A), 11.00%
                      due 07/15/03 (cost $237,190)...................  $     230,973
                                                                       -------------
CORPORATE OBLIGATIONS (12.0%)
ARGENTINA (5.2%)
     ARS 100,000    Compania Internacional de Telecommunicaciones,
                      (144A), 10.375% due 08/01/04...................         81,256
         515,000    Telefonica de Argentina, 11.875% due 11/01/04....        553,599
                                                                       -------------
                                                                             634,855
                                                                       -------------
BRAZIL (1.6%)
         220,000    Companhia de Saneamento Basico de Sao Paulo,
                      (144A), 10.00% due 07/28/05....................        191,400
                                                                       -------------
MEXICO (2.6%)
          75,000    Axa S.A. de CV, (144A), 9.00% due 08/04/04.......         69,750
         236,000    Copamex Industrias S.A. de C.V., Series B,
                      Callable 04/30/02, 11.38% due 04/30/04.........        245,440
                                                                       -------------
                                                                             315,190
                                                                       -------------
PHILIPPINES (1.6%)
         200,000    Ce Casecnan Water & Energy, Inc., Series B,
                      Callable, (144A), 11.95% due 11/15/10..........        202,264
                                                                       -------------
TURKEY (1.0%)
         136,000    Pera Financial Services Co., (144A), 9.375% due
                      10/15/02.......................................        122,400
                                                                       -------------
                        TOTAL CORPORATE OBLIGATIONS (COST
                         $1,570,628).................................      1,466,109
                                                                       -------------
SOVEREIGN BONDS (67.5%)
ARGENTINA (13.4%)
      ARS 68,000    City of Buenos Aires, (144A), 10.50% due
                      05/28/04.......................................         57,120
          68,000    Province of Mendoza, (144A), 10.00% due
                      09/04/07.......................................         63,738
         305,964    Republic of Argentina - Bocon, Series PRE2,
                      Callable 08/12/98, 5.635% due 04/01/01(v)......        292,638
         479,750    Republic of Argentina Bearer, FRB, Callable
                      09/30/98, Sinking Fund, 6.625% due
                      03/31/05(v)....................................        424,579
         500,000    Republic of Argentina Global Bonds, 9.75% due
                      09/19/27.......................................        465,000
         320,000    Republic of Argentina Global Bonds, 11.375% due
                      01/30/17.......................................        340,800
                                                                       -------------
                                                                           1,643,875
                                                                       -------------
BRAZIL (21.9%)
         363,148    Republic of Brazil C Bonds, Callable 10/15/98,
                      Sinking Fund, 8.00% due 04/15/14(v)............        267,822
         679,000    Republic of Brazil EI Bonds, Series L, Callable
                      10/15/98, Sinking Fund, 6.625% due
                      04/15/06(v)....................................        559,360
         380,000    Republic of Brazil Global Bonds, 10.125% due
                      05/15/27.......................................        327,940
         948,388    Republic of Brazil MYDFA Trust Certificates,
                      Series REGS, Sinking Fund, 6.563% due
                      09/15/07(v)....................................        767,605
       1,005,000    Republic of Brazil NMB-1994L Bearer, Callable
                      10/15/98, Sinking Fund, 6.688% due
                      04/15/09(v)....................................        768,825
                                                                       -------------
                                                                           2,691,552
                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                     SECURITY DESCRIPTION                     VALUE
----------------    -------------------------------------------------  -------------
BULGARIA (2.5%)
$        180,000    Republic of Bulgaria PDI, FRB, Callable 01/28/99,
                      Sinking Fund, 6.563% due 07/28/11(v)...........  $     128,250
         228,000    Republic of Bulgaria, Series B, Callable
                      01/28/99, 7.063% due 07/28/24(v)...............        174,135
                                                                       -------------
                                                                             302,385
                                                                       -------------
ECUADOR (1.8%)
         389,435    Republic of Ecuador Global Bearer PDI Bonds,
                      Callable 08/28/98, Sinking Fund, 6.625% due
                      02/27/15(v)....................................        223,925
                                                                       -------------
KOREA (1.8%)
         100,000    Republic of Korea, 8.75% due 04/15/03............         94,360
         133,000    Republic of Korea, 8.875% due 04/15/08...........        121,801
                                                                       -------------
                                                                             216,161
                                                                       -------------
MEXICO (13.1%)
         600,000    Banco Nacional de Comercio Exterior SNC, 7.25%
                      due 02/02/04...................................        558,000
         400,000    United Mexican States Global Bonds, 9.875% due
                      01/15/07.......................................        416,000
         318,000    United Mexican States Global Bonds, 11.375% due
                      09/15/16.......................................        354,252
         250,000    United Mexican States Global Bonds, 11.50% due
                      05/15/26.......................................        284,250
                                                                       -------------
                                                                           1,612,502
                                                                       -------------
MOROCCO (1.5%)
         220,000    Government of Morroco - Restructuring &
                      Consolidation Agreement, Series A, Sinking
                      Fund, 6.563% due 01/01/09......................        187,550
                                                                       -------------
PANAMA (1.6%)
         200,000    Republic of Panama, 8.25% due 04/22/08...........        195,000
                                                                       -------------
PERU (2.1%)
         420,000    Republic of Peru PDI, Sinking Fund, 4.00% due
                      03/07/17.......................................        260,400
                                                                       -------------
RUSSIA (4.8%)
         130,000    City of Moscow, (144A), 9.50% due 05/31/00.......        110,338
         250,000    Ministry of Finance Russia, (144A), 12.75% due
                      06/24/28.......................................        222,500
          32,624    Russia IAN, Sinking Fund, 6.625% due 12/15/15....         18,107
         493,000    Russia Principal Loans, Sinking Fund, 6.625% due
                      12/15/20.......................................        234,175
                                                                       -------------
                                                                             585,120
                                                                       -------------
VENEZUELA (3.0%)
         478,000    Republic of Venezuela Global Bonds, 9.25% due
                      09/15/27.......................................        369,972
                                                                       -------------
                        TOTAL SOVEREIGN BONDS (COST $8,756,339)......      8,288,442
                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                     SECURITY DESCRIPTION                     VALUE
----------------    -------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS (4.0%)
U.S. TREASURY BONDS (1.6%)
$        175,000    United States Treasury Bonds, 6.75% due
                      08/15/26.......................................  $     200,205
                                                                       -------------
U.S. TREASURY STRIPS (2.4%)
       1,100,000    (Principal Only), Due 11/15/21...................        290,411
                                                                       -------------
                        TOTAL U.S. TREASURY OBLIGATIONS (COST
                         $463,430)...................................        490,616
                                                                       -------------
SHORT-TERM INVESTMENTS (4.4%)
EURO DOLLAR TIME DEPOSITS (4.3%)
         526,000    State Street Bank Euro Dollar, 3.0% due
                      7/01/98........................................        526,000
                                                                       -------------
U.S. TREASURY OBLIGATIONS (0.1%)
          10,000    U.S. Treasury Bills, 5.404% due 07/23/98(y)......          9,968
                                                                       -------------
                        TOTAL SHORT-TERM INVESTMENTS (COST
                         $535,968)...................................        535,968
                                                                       -------------
                    TOTAL INVESTMENTS (COST $11,563,555) (89.8%).....     11,012,108
                    OTHER ASSETS IN EXCESS OF LIABILITIES (10.2%)....      1,246,386
                                                                       -------------
                    NET ASSETS (100.0%)..............................  $  12,258,494
                                                                       -------------
                                                                       -------------

------------------------------
Note: Based on the cost of investments of $11,814,151 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $30,695 and $832,738, respectively, resulting in net unrealized depreciation of $802,043.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

{::} Denominated in USD unless otherwise indicated.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ARS - Argentine Peso.

C - Capitalization.

El - Eligible Interest.

FRB - Floating Rate Bond.

IAN - Interest in Arrears Note.

MYFDA - Multi-Year Refinancing Agreement.

NMB - New Money Bonds.

PDI - Past Due Interest.

USD - United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $11,562,479 )           $11,012,108
Cash                                                    50,489
Foreign Currency at Value (Cost $1,300 )                 1,233
Receivable for Investments Sold                      1,254,204
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     5,510
Interest Receivable                                    245,826
Deferred Organization Expenses                          11,945
Receivable for Expense Reimbursement                     8,710
Variation Margin Receivable                              3,251
Prepaid Trustees' Fees                                     304
                                                   -----------
    Total Assets                                    12,593,580
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      226,733
Custody Fee Payable                                     48,952
Organization Expenses Payable                           14,200
Advisory Fee Payable                                     7,472
Administrative Services Fee Payable                        304
Fund Services Fee Payable                                   11
Accrued Expenses                                        37,414
                                                   -----------
    Total Liabilities                                  335,086
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $12,258,494
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $22 )                                                    $ 710,283
EXPENSES
Advisory Fee                                       $ 45,508
Custodian Fees and Expenses                          28,507
Professional Fees and Expenses                       25,666
Printing Expenses                                     2,782
Administrative Services Fee                           1,910
Amortization of Organization Expense                  1,602
Insurance Expense                                       550
Fund Services Fee                                       204
Administration Fee                                      127
Trustees' Fees and Expenses                              61
Miscellaneous                                           398
                                                   --------
    Total Expenses                                  107,315
Less: Reimbursement of Expenses                     (26,049)
                                                   --------
NET EXPENSES                                                     81,266
                                                              ---------
NET INVESTMENT INCOME                                           629,017
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                          (785,958)
  Futures Contracts                                  (1,337)
  Foreign Currency Contracts and Transactions       214,345
                                                   --------
    Net Realized Loss                                          (572,950)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                      (307,130)
  Futures Contracts                                   1,531
  Foreign Currency Contracts and Translations       (19,447)
                                                   --------
    Net Change in Unrealized Depreciation                      (325,046)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(268,979)
                                                              ---------
                                                              ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX      FOR THE PERIOD
                                                   MONTHS ENDED      MARCH 7, 1997
                                                     JUNE 30,      (COMMENCEMENT OF
                                                       1998       OPERATIONS) THROUGH
                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                   ------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    629,017   $        8,917,209
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions          (572,950)          (5,256,573)
Net Change in Unrealized Depreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                           (325,046)            (225,247)
                                                   ------------   -------------------
    Net Decrease in Net Assets Resulting from
      Operations                                       (268,979)           3,435,389
                                                   ------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         2,794,392          178,496,163
Withdrawals                                          (2,438,461)        (169,760,010)
                                                   ------------   -------------------
    Net Increase from Investors' Transactions           355,931            8,736,153
                                                   ------------   -------------------
    Total Increase in Net Assets                         86,952           12,171,542
NET ASSETS
Beginning of Period                                  12,171,542                   --
                                                   ------------   -------------------
End of Period                                      $ 12,258,494   $       12,171,542
                                                   ------------   -------------------
                                                   ------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                       FOR THE           MARCH 7, 1997
                                                   SIX MONTHS ENDED    (COMMENCEMENT OF
                                                    JUNE 30, 1998     OPERATIONS) THROUGH
                                                     (UNAUDITED)       DECEMBER 31, 1997
                                                   ----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    1.25%(a)               0.91%(a)
  Net Investment Income                                       9.68%(a)               9.57%(a)
  Expenses without Reimbursement                              1.65%(a)               0.91%(a)
  Portfolio Turnover                                           137%(b)                182%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At June 30, 1998, the portfolio had open forward currency contracts as follows:

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 COST/PROCEEDS     6/30/98     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
German Mark 100,000, expiring 8/5/98.............  $     55,596    $   55,522    $         (74)
German Mark 126,521, expiring 8/12/98............        70,367        70,275              (92)
Mexican Peso 1,424,924, expiring 9/22/98.........       160,230       159,620             (610)

SALES CONTRACTS
-------------------------------------------------
German Mark 100,000, expiring 8/5/98.............  $     55,497    $   55,522    $         (25)
German Mark 126,521, expring 8/12/98.............        71,417        70,275            1,142
Mexican Peso 1,424,924, expiring 9/22/98.........       164,789       159,620            5,169
                                                                                 --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $       5,510
                                                                                 --------------
                                                                                 --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      of the exchange. Pursuant to the contract, the portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At June 30, 1998, the portfolio had open future contracts as follows:

      SUMMARY OF OPEN CONTRACTS AT JUNE 30, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
Five - Year U.S. Treasury, expiring September
 1998............................................             26    $       1,531    $     2,850,344
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   h) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   i) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.70% of the portfolio's average daily net assets. For the six months ended June 30, 1998, this fee amounted to $45,508.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1998, the fee for these services amounted to $127.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended June 30, 1998, the fee for these services amounted to $1,910.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.25% of the average daily net assets of the portfolio at least through April 30, 1999. For the six months ended June 30, 1998, Morgan has agreed to reimburse the portfolio $26,049 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $204 for the six months ended June 30, 1998.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds (formerly the JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly the JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $50.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended June 30, 1998 were as follows:

COST OF              PROCEEDS
  PURCHASES         FROM SALES
-----------------   -----------
$18,019,960.......  $19,426,684

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

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